Putnam Dynamic Risk Allocation Fund
The fund's portfolio
8/31/19 (Unaudited)

COMMON STOCKS (48.6%)(a)
	Shares	Value
Banking (2.6%)
ABN AMRO Group NV GDR (Netherlands)	3,566	$63,432
Banco Bilbao Vizcaya Argenta (Spain)	20,784	98,429
Banco de Chile ADR (Chile)	416	11,860
Banco do Brasil SA (Brazil)	5,588	62,398
Banco Macro SA ADR (Argentina)	787	18,345
Banco Santander (Brasil) S.A. (Units) (Brazil)	3,900	40,121
Banco Santander Chile ADR (Chile)	614	17,438
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (Mexico)	21,100	26,815
Bank Leumi Le-Israel BM (Israel)	7,389	50,344
Bank of China, Ltd. (China)	39,000	14,835
Bank of Communications Co., Ltd. (China)	56,000	36,506
BNP Paribas SA (France)	2,633	118,747
BOC Hong Kong Holdings, Ltd. (Hong Kong)	9,500	31,912
Hang Seng Bank, Ltd. (Hong Kong)	3,200	66,565
HSBC Holdings PLC (United Kingdom)	1,782	12,824
Industrial & Commercial Bank of China, Ltd. (China)	141,000	88,716
Industrial Bank of Korea (South Korea)	1,646	16,850
Israel Discount Bank, Ltd. Class A (Israel)	13,153	54,744
JPMorgan Chase & Co.	6,520	716,287
KBC Groep NV (Belgium)	646	37,374
OTP Bank Nyrt (Hungary)	441	17,573
RHB Bank Bhd (Malaysia)	10,900	14,759
Sberbank of Russia PJSC ADR (Russia)	3,317	45,459
Shinhan Financial Group Co., Ltd. (South Korea)	627	21,081
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,500	114,590
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	800	26,101
Thanachart Capital PCL (Thailand)	2,700	4,990
U.S. Bancorp	8,362	440,594

		2,269,689
Basic materials (1.7%)
Anglo American Platinum, Ltd. (South Africa)	499	30,618
Anglo American PLC (United Kingdom)	3,321	71,695
Anhui Conch Cement Co., Ltd. (China)	12,000	67,295
Antofagasta PLC (Chile)	692	7,292
Arkema SA (France)	481	42,165
Astral Foods, Ltd. (South Africa)	335	3,507
Axalta Coating Systems, Ltd.(NON)	3,932	113,556
BHP Billiton PLC (United Kingdom)	2,575	55,553
BHP Billiton, Ltd. (Australia)	1,844	45,411
Boliden AB (Sweden)	597	13,200
Catcher Technology Co., Ltd. (Taiwan)	5,000	35,014
Covestro AG (Germany)	2,025	91,671
CRH PLC (Ireland)	1,311	43,629
Evraz PLC (Russia)	8,280	50,003
Formosa Chemicals & Fibre Corp. (Taiwan)	5,000	14,017
Formosa Plastics Corp. (Taiwan)	2,000	5,980
Fortescue Metals Group, Ltd. (Australia)	8,151	43,797
Glencore PLC (United Kingdom)	544	1,568
HeidelbergCement AG (Germany)	908	62,910
HOCHTIEF AG (Germany)	275	29,907
Kajima Corp. (Japan)	2,600	31,581
Korea Zinc Co., Ltd. (South Korea)	75	26,932
Kumba Iron Ore, Ltd. (South Africa)	1,091	28,265
Mitsubishi Gas Chemical Co., Inc. (Japan)	100	1,200
MMC Norilsk Nickel PJSC ADR (Russia)	577	13,992
Novolipetsk Steel PJSC (Russia)	340	7,555
PETRONAS Chemicals Group (PCG) Bhd (Malaysia)	15,700	25,829
PTT Global Chemical PCL (Thailand)	11,500	19,936
Rio Tinto PLC (United Kingdom)	2,378	120,068
Rio Tinto, Ltd. (Australia)	148	8,759
Severstal PJSC (Russia)	710	10,689
Sherwin-Williams Co. (The)	358	188,577
Shin-Etsu Chemical Co., Ltd. (Japan)	900	90,566
Taisei Corp. (Japan)	1,700	60,064
Tekfen Holding AS (Turkey)	2,973	10,572
Tosoh Corp. (Japan)	2,600	33,298
Vale SA (Brazil)	1,700	18,708

		1,525,379
Capital goods (3.1%)
ACS Actividades de Construccion y Servicios SA (Spain)	1,655	62,517
Allison Transmission Holdings, Inc.	2,219	98,590
AptarGroup, Inc.	184	22,488
Avery Dennison Corp.	205	23,692
Berry Plastics Group, Inc.(NON)	3,070	120,160
Curtiss-Wright Corp.	661	81,065
Daelim Industrial Co., Ltd. (South Korea)	285	22,915
Dassault Aviation SA (France)	14	19,910
Faurecia SA (France)	1,429	62,429
General Dynamics Corp.	142	27,160
HD Supply Holdings, Inc.(NON)	5,147	200,270
HEICO Corp.	1,030	149,010
Hitachi, Ltd. (Japan)	3,100	105,687
Honeywell International, Inc.	3,091	508,840
Hyundai Mobis Co., Ltd. (South Korea)	281	57,643
Ingersoll-Rand PLC	3,561	431,201
Obayashi Corp. (Japan)	2,600	23,916
Sandvik AB (Sweden)	6,273	89,960
Silgan Holdings, Inc.	1,299	38,658
Teledyne Technologies, Inc.(NON)	530	163,553
Tervita Corp. (Canada)(NON)	63	314
Waste Management, Inc.	3,240	386,694
Weichai Power Co., Ltd. Class H (China)	21,000	31,964
Zhejiang Expressway Co., Ltd. (China)	6,000	5,009

		2,733,645
Communication services (1.9%)
BT Group PLC (United Kingdom)	25,319	51,031
Charter Communications, Inc. Class A(NON)	517	211,758
China Mobile, Ltd. (China)	12,000	99,227
Deutsche Telekom AG (Germany)	5,350	89,234
Eutelsat Communications SA (France)	595	10,345
Hikari Tsushin, Inc. (Japan)	200	46,814
Juniper Networks, Inc.	8,811	204,063
KDDI Corp. (Japan)	4,500	119,980
KT Corp. (South Korea)	311	6,932
Nippon Telegraph & Telephone Corp. (Japan)	1,400	67,105
PLDT, Inc. (Philippines)	160	3,622
SK Telecom Co., Ltd. (South Korea)	54	10,675
T-Mobile US, Inc.(NON)	4,885	381,274
Telkom SA SOC, Ltd. (South Africa)	3,593	18,857
Telstra Corp., Ltd. (Australia)	35,139	88,111
Verizon Communications, Inc.	4,864	282,890

		1,691,918
Conglomerates (0.1%)
Mitsui & Co., Ltd. (Japan)	2,900	45,323

		45,323
Consumer cyclicals (5.5%)
Amazon.com, Inc.(NON)	289	513,348
Aristocrat Leisure, Ltd. (Australia)	4,612	92,291
Astro Malaysia Holdings Bhd (Malaysia)	5,100	1,598
Atacadao Distribuicao Comercio e Industria Ltda. (Brazil)	663	3,570
Automatic Data Processing, Inc.	2,942	499,669
AutoZone, Inc.(NON)	210	231,355
Berkeley Group Holdings PLC (The) (United Kingdom)	408	19,446
Bridgestone Corp. (Japan)	200	7,618
CK Hutchison Holdings, Ltd. (Hong Kong)	4,500	39,035
Clear Channel Outdoor Holdings, Inc.(NON)	6,654	17,301
Compagnie Generale des Etablissements Michelin SCA (France)	767	80,588
Daiwa House Industry Co., Ltd. (Japan)	1,200	37,578
Ecolab, Inc.	637	131,419
El Puerto de Liverpool SAB de CV Class C1 (Mexico)	968	5,021
Fiat Chrysler Automobiles NV (Italy)	5,901	76,775
Ford Otomotiv Sanayi AS (Turkey)	721	7,270
Geely Automobile Holdings, Ltd. (China)	21,000	32,241
Genting Bhd (Singapore)	61,300	39,201
Genting Bhd (Malaysia)	7,400	10,543
Genting Malaysia Bhd (Malaysia)	14,700	10,949
Guangzhou Automobile Group Co., Ltd. Class H (China)	8,000	8,019
Harvey Norman Holdings, Ltd. (Australia)	7,128	21,052
Hermes International (France)	136	92,821
Home Product Center PCL (Thailand)	57,500	33,478
Host Hotels & Resorts, Inc.(R)	4,208	67,496
iHeartMedia, Inc. Class A(NON)	2,830	39,054
Kering SA (France)	187	90,512
Kia Motors Corp. (South Korea)	1,876	67,668
KOC Holding AS (Turkey)	1,226	3,680
Liberty Media Corp.-Liberty SiriusXM Class C(NON)	1,715	69,989
Lojas Renner SA (Brazil)	920	11,231
Mr Price Group, Ltd. (South Africa)	2,628	29,745
News Corp. Class A	7,065	97,144
Nintendo Co., Ltd. (Japan)	200	75,701
Omnicom Group, Inc.(S)	4,418	336,033
Peugeot SA (France)	4,169	93,151
Pou Chen Corp. (Taiwan)	5,000	6,228
President Chain Store Corp. (Taiwan)	2,000	18,590
Qualicorp SA (Brazil)	5,000	34,521
Ross Stores, Inc.	2,648	280,714
ServiceMaster Global Holdings, Inc.(NON)	1,033	58,922
Shinsegae International, Inc. (South Korea)	65	9,953
Sinotruk Hong Kong, Ltd. (China)	11,000	16,891
Taylor Wimpey PLC (United Kingdom)	14,591	25,912
TJX Cos., Inc. (The)	8,574	471,313
Toyota Motor Corp. (Japan)	100	6,541
Volvo AB (Sweden)	6,867	94,805
Wal-Mart de Mexico SAB de CV (Mexico)	18,839	53,448
Walt Disney Co. (The)	4,604	631,945
Wolters Kluwer NV (Netherlands)	1,381	99,445
Zhongsheng Group Holdings, Ltd. (China)	8,500	26,470

		4,829,288
Consumer finance (—%)
Capitec Bank Holdings, Ltd. (South Africa)	257	18,551
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	2,700	14,560

		33,111
Consumer staples (5.1%)
Ashtead Group PLC (United Kingdom)	3,530	97,546
Associated British Foods PLC (United Kingdom)	2,210	61,070
Bright Horizons Family Solutions, Inc.(NON)	493	81,370
British American Tobacco PLC (United Kingdom)	1,457	51,059
Carlsberg A/S Class B (Denmark)	482	71,150
Charoen Pokphand Foods PCL (Thailand)	57,300	55,290
Cia Cervecerias Unidas SA ADR (Chile)	352	7,955
Coca-Cola Co. (The)	3,628	199,685
Coca-Cola European Partners PLC (United Kingdom)	456	25,691
Coca-Cola HBC AG (Switzerland)	504	16,742
Colgate-Palmolive Co.	1,453	107,740
Essity AB Class B (Sweden)	2,684	83,709
Estacio Participacoes SA (Brazil)	478	3,631
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	60,000	11,347
Hershey Co. (The)	1,706	270,367
Hindustan Unilever, Ltd. (India)	1,661	43,746
Imperial Brands PLC (United Kingdom)	2,224	57,492
Indofood Sukses Makmur Tbk PT (Indonesia)	16,900	9,413
ITOCHU Corp. (Japan)	5,300	105,543
KT&G Corp. (South Korea)	155	13,052
L'Oreal SA (France)	374	102,186
McDonald's Corp.	393	85,662
Mondelez International, Inc. Class A	8,856	489,028
Nestle Malaysia Bhd (Malaysia)	100	3,505
Nestle SA (Switzerland)	1,441	161,607
PepsiCo, Inc.	1,568	214,393
Procter & Gamble Co. (The)	2,106	253,204
Rakuten, Inc. (Japan)	3,400	31,903
Smiles Fidelidade SA (Brazil)	2,182	19,496
Starbucks Corp.	5,865	566,324
Sysco Corp.	5,385	400,267
TCI Co., Ltd. (Taiwan)	1,148	11,242
Tesco PLC (United Kingdom)	38,792	103,467
Uni-President Enterprises Corp. (Taiwan)	17,000	41,438
Unilever NV (Netherlands)	1,661	103,032
Unilever PLC (United Kingdom)	2,199	139,032
United Tractors Tbk PT (Indonesia)	4,600	6,775
US Foods Holding Corp.(NON)	3,601	145,660
Vipshop Holdings, Ltd. ADR (China)(NON)	1,922	16,087
Want Want China Holdings, Ltd. (China)	22,000	17,061
WH Group, Ltd. (Hong Kong)	72,000	57,384
Wilmar International, Ltd. (Singapore)	8,400	23,025
Woolworths Group, Ltd. (Australia)	1,793	45,648
Yum China Holdings, Inc. (China)	1,663	75,550

		4,486,574
Energy (1.6%)
Chevron Corp.	1,074	126,431
China Petroleum & Chemical Corp. (Sinopec) (China)	92,000	53,668
Ecopetrol SA ADR (Colombia)	1,434	22,643
Equinor ASA (Norway)	4,386	74,992
Exxon Mobil Corp.	5,069	347,125
Hindustan Petroleum Corp., Ltd. (India)	2,092	7,630
Jastrzebska Spolka Weglowa SA (Poland)(NON)	525	3,920
JX Holdings, Inc. (Japan)	1,900	7,857
Lukoil PJSC ADR (Russia)	453	36,394
Nine Point Energy(F)	540	1,080
Occidental Petroleum Corp.	5,604	243,662
Oil & Natural Gas Corp., Ltd. (India)	24,205	41,029
OMV AG (Austria)	891	45,447
Phillips 66	1,158	114,214
PTT PCL (Foreign depositary shares) (Thailand)	25,400	36,556
Royal Dutch Shell PLC Class B (United Kingdom)	8,224	226,658
Santos, Ltd. (Australia)	7,557	36,632
Sao Martinho SA (Brazil)	1,246	5,368
Surgutneftegas OJSC (Russia)	31,838	15,412

		1,446,718
Financial (1.2%)
3i Group PLC (United Kingdom)	4,163	55,544
Broadridge Financial Solutions, Inc.	429	55,530
CoreLogic, Inc.(NON)	1,154	55,854
Deutsche Boerse AG (Germany)	198	29,106
Intercontinental Exchange, Inc.	5,132	479,739
MGIC Investment Corp.(NON)	8,745	110,624
ORIX Corp. (Japan)	6,900	102,000
Partners Group Holding AG (Switzerland)	121	98,120
Tisco Financial Group PCL (Thailand)	7,300	24,355
Yuanta Financial Holding Co., Ltd. (Taiwan)	38,000	21,819

		1,032,691
Health care (5.6%)
AbbVie, Inc.	1,245	81,846
Advanz Pharma Corp. (Canada)(NON)	214	2,365
Alfresa Holdings Corp. (Japan)	1,100	24,852
Amgen, Inc.	972	202,779
Astellas Pharma, Inc. (Japan)	6,600	91,276
Baxter International, Inc.	3,570	313,982
Biogen, Inc.(NON)	482	105,920
Bristol-Myers Squibb Co.	2,210	106,235
Chemed Corp.	241	103,493
Eli Lilly & Co.	1,447	163,468
Encompass Health Corp.	1,008	61,276
Gilead Sciences, Inc.	1,083	68,814
GlaxoSmithKline PLC (United Kingdom)	4,140	86,223
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (China)	2,000	7,450
Hologic, Inc.(NON)	4,367	215,599
Hypermarcas SA (Brazil)	3,700	28,744
Ipsen SA (France)	173	18,177
Jazz Pharmaceuticals PLC(NON)	165	21,145
Johnson & Johnson	2,783	357,226
Koninklijke Philips NV (Netherlands)	2,486	117,172
Laboratory Corp. of America Holdings(NON)	842	141,086
Medtronic PLC	1,206	130,115
Merck & Co., Inc.	3,240	280,163
Novartis AG (Switzerland)	1,622	145,869
Novo Nordisk A/S Class B (Denmark)	2,902	150,692
Omega Healthcare Investors, Inc.(R)	1,885	76,682
Pfizer, Inc.	6,683	237,581
QIAGEN NV (Netherlands)(NON)	2,541	88,147
Quest Diagnostics, Inc.	1,129	115,576
Regeneron Pharmaceuticals, Inc.(NON)	154	44,668
Roche Holding AG (Switzerland)	774	211,613
Sartorius Stedim Biotech (France)	171	26,462
Shionogi & Co., Ltd. (Japan)	1,800	96,335
Suzuken Co., Ltd. (Japan)	500	26,829
Thermo Fisher Scientific, Inc.	188	53,967
UCB SA (Belgium)	573	42,786
UnitedHealth Group, Inc.	683	159,822
Ventas, Inc.(R)	588	43,153
Vertex Pharmaceuticals, Inc.(NON)	476	85,690
Waters Corp.(NON)	109	23,096
Zimmer Biomet Holdings, Inc.	2,829	393,797
Zoetis, Inc.	1,029	130,086

		4,882,257
Insurance (1.7%)
Allianz SE (Germany)	656	144,556
Allstate Corp. (The)	3,687	377,512
American Financial Group, Inc.	819	82,694
Athene Holding, Ltd. Class A (Bermuda)(NON)	2,957	114,909
Aviva PLC (United Kingdom)	19,678	84,786
Baloise Holding AG (Switzerland)	273	46,532
Berkshire Hathaway, Inc. Class B(NON)	62	12,611
Chubb, Ltd.	89	13,909
First American Financial Corp.	245	14,320
Fosun International, Ltd. (China)	21,000	26,889
IRB Brasil Resseguros SA (Brazil)	2,500	65,504
Legal & General Group PLC (United Kingdom)	30,833	82,389
Loews Corp.	3,536	169,976
Odontoprev SA (Brazil)	1,600	6,576
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	10,000	113,972
Powszechny Zaklad Ubezpieczen SA (Poland)	1,554	14,596
Reinsurance Group of America, Inc.	504	77,601
Swiss Life Holding AG (Switzerland)	42	19,915
Zurich Insurance Group AG (Switzerland)	31	11,031

		1,480,278
Investment banking/Brokerage (0.1%)
Investor AB Class B (Sweden)	1,460	68,458
Itausa - Investimentos Itau SA (Preference) (Brazil)	2,061	6,117
Korea Investment Holdings Co., Ltd. (South Korea)	86	5,132

		79,707
Real estate (6.0%)
AGNC Investment Corp.(R)	15,074	224,150
Alexander's, Inc.(R)	25	9,439
Alexandria Real Estate Equities, Inc.(R)	30	4,495
American Campus Communities, Inc.(R)	1,477	68,651
American Homes 4 Rent(R)	4,254	108,817
Americold Realty Trust(R)	1,780	64,828
Annaly Capital Management, Inc.(R)	33,101	274,738
Apartment Investment & Management Co. Class A(R)	1,497	76,347
Apple Hospitality REIT, Inc.(R)	5,393	85,911
AvalonBay Communities, Inc.(R)	725	154,106
Barratt Developments PLC (United Kingdom)	1,066	8,203
Boston Properties, Inc.(R)	204	26,198
Brixmor Property Group, Inc.(R)	3,811	70,237
Camden Property Trust(R)	954	103,271
Cheung Kong Property Holdings, Ltd. (Hong Kong)	13,500	91,110
Chimera Investment Corp.(R)	3,184	60,719
City Office REIT, Inc. (Canada)(R)	1,989	26,931
Columbia Property Trust, Inc.(R)	2,602	55,657
Country Garden Holdings co., Ltd. (China)	31,000	38,278
Cousins Properties, Inc.(R)	1,009	35,012
Digital Realty Trust, Inc.(R)	350	43,271
Duke Realty Corp.(R)	3,720	123,765
Easterly Government Properties, Inc.(R)	2,721	55,917
Empire State Realty Trust, Inc. Class A(R)	948	13,329
EPR Properties(R)	867	67,843
Equity Commonwealth(R)	2,112	71,090
Equity Lifestyle Properties, Inc.(R)	981	132,160
Equity Residential Trust(R)	4,481	379,810
Essex Property Trust, Inc.(R)	73	23,452
Extra Space Storage, Inc.(R)	899	109,606
Four Corners Property Trust, Inc.(R)	1,669	47,550
Gaming and Leisure Properties, Inc.(R)	4,762	186,289
Getty Realty Corp.(R)	1,122	35,635
Gladstone Commercial Corp.(R)	986	22,353
Goodman Group (Australia)(R)	3,855	37,710
Guangzhou R&F Properties Co., Ltd. (China)	14,400	23,102
HCP, Inc.(R)	199	6,907
Healthcare Trust of America, Inc. Class A(R)	2,324	65,909
Henderson Land Development Co., Ltd. (Hong Kong)	11,600	53,835
Highwoods Properties, Inc.(R)	2,131	92,081
JBG SMITH Properties(R)	1,545	59,112
Kerry Properties, Ltd. (Hong Kong)	2,000	6,725
Liberty Property Trust(R)	2,548	132,802
Logan Property Holdings Co., Ltd. (China)	10,000	14,044
Medical Properties Trust, Inc.(R)	3,880	72,129
MFA Financial, Inc.(R)	4,579	32,831
Monmouth Real Estate Investment Corp.(R)	352	4,618
National Health Investors, Inc.(R)	685	56,828
National Retail Properties, Inc.	1,406	78,947
New Residential Investment Corp.(R)	2,314	32,558
Park Hotels & Resorts, Inc.(R)	2,218	52,234
Persimmon PLC (United Kingdom)	3,184	73,708
Piedmont Office Realty Trust, Inc. Class A(R)	2,852	56,298
Prologis, Inc.(R)	1,574	131,618
Public Storage(R)	329	87,099
Realty Income Corp.(R)	387	28,564
Sekisui House, Ltd. (Japan)	600	10,634
Senior Housing Properties Trust(R)	784	6,656
Simon Property Group, Inc.(R)	1,343	200,026
Spirit Realty Capital, Inc.(R)(S)	1,437	68,890
Starwood Property Trust, Inc.(R)	3,777	88,495
STORE Capital Corp.(R)	2,069	78,125
Sun Hung Kai Properties, Ltd. (Hong Kong)	2,500	35,283
Swire Properties, Ltd. (Hong Kong)	2,400	7,855
Two Harbors Investment Corp.(R)	3,350	42,311
UDR, Inc.(R)	2,728	131,435
VICI Properties, Inc.(R)(S)	17,437	386,404
Washington Real Estate Investment Trust(R)	1,118	29,616
Weingarten Realty Investors(R)	1,974	52,291
Welltower, Inc.(R)	736	65,916

		5,302,764
Technology (9.2%)
Accenture PLC Class A	356	70,549
Alibaba Group Holding, Ltd. ADR (China)(NON)	745	130,397
Alphabet, Inc. Class A(NON)	556	661,935
Amdocs, Ltd.	1,834	118,733
Apple, Inc.	2,659	555,040
Avaya Holdings Corp.(NON)	1,802	25,444
Black Knight, Inc.(NON)	1,871	116,470
Brother Industries, Ltd. (Japan)	700	12,129
Cadence Design Systems, Inc.(NON)	3,494	239,269
Capgemini SE (France)	441	52,903
Cisco Systems, Inc.	6,813	318,917
Cognizant Technology Solutions Corp. Class A	5,552	340,837
eBay, Inc.	7,925	319,298
F5 Networks, Inc.(NON)	1,628	209,572
Facebook, Inc. Class A(NON)	826	153,363
Fidelity National Information Services, Inc.	3,462	471,594
FUJIFILM Holdings Corp. (Japan)	1,400	59,857
Fujitsu, Ltd. (Japan)	300	23,187
Garmin, Ltd.	2,764	225,459
Genpact, Ltd.	2,472	101,253
Gentex Corp.	1,528	40,645
Globalwafers Co., Ltd. (Taiwan)	2,000	18,308
HannStar Display Corp. (Taiwan)	29,000	6,175
HCL Technologies, Ltd. (India)	3,589	55,240
Hoya Corp. (Japan)	1,400	113,763
Infosys, Ltd. (India)	1,938	22,103
Intuit, Inc.	1,738	501,170
KLA Corp.	1,587	234,717
Leidos Holdings, Inc.	2,888	252,296
Maxim Integrated Products, Inc.	2,601	141,859
Microsoft Corp.	4,490	618,991
Naspers, Ltd. Class N (South Africa)	71	16,166
Nexon Co., Ltd. (Japan)(NON)	5,000	67,233
Nomura Research Institute, Ltd. (Japan)	2,200	43,715
NTT Data Corp. (Japan)	1,600	20,612
Otsuka Corp. (Japan)	1,300	48,191
Paychex, Inc.	1,355	110,704
Radiant Opto-Electronics Corp. (Taiwan)	6,000	21,642
Samsung Electronics Co., Ltd. (South Korea)	6,023	218,752
Samsung SDS Co., Ltd. (South Korea)	167	27,020
SK Hynix, Inc. (South Korea)	731	46,698
SoftBank Group Corp. (Japan)	1,200	54,284
STMicroelectronics NV (France)	248	4,395
Synopsys, Inc.(NON)	1,516	214,984
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	2,269	96,727
Tata Consultancy Services, Ltd. (India)	2,577	81,492
Tech Mahindra, Ltd. (India)	5,763	55,956
Tencent Holdings, Ltd. (China)	3,100	127,673
Texas Instruments, Inc.	4,332	536,085
Tripod Technology Corp. (Taiwan)	4,000	14,433
United Microelectronics Corp. (Taiwan)	46,000	19,680
Wipro, Ltd. (India)	9,124	32,493
Xhen Ding Technology Holding, Ltd. (Taiwan)	11,000	40,522

		8,110,930
Transportation (0.9%)
Aena SME SA (Spain)	467	84,174
AirAsia Bhd (Malaysia)	13,200	5,611
Aurizon Holdings, Ltd. (Australia)	16,038	63,759
Delta Air Lines, Inc.	1,012	58,554
Deutsche Post AG (Germany)	2,216	72,821
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	1,843	10,837
Japan Airlines Co., Ltd. (Japan)	2,600	81,144
Kamigumi Co., Ltd. (Japan)	500	11,729
MISC Bhd (Malaysia)	2,300	3,958
Norfolk Southern Corp.	1,569	273,084
Union Pacific Corp.	78	12,633
United Continental Holdings, Inc.(NON)	276	23,270
West Japan Railway Co. (Japan)	500	42,090
Yangzijiang Shipbuilding Holdings, Ltd. (China)	51,800	33,856

		777,520
Utilities and power (2.3%)
American Electric Power Co., Inc.	2,217	202,080
CenterPoint Energy, Inc.	2,463	68,200
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	4,655	58,117
CLP Holdings, Ltd. (Hong Kong)	3,000	30,805
E.ON SE (Germany)	8,739	81,207
Electricity Generating PCL (Thailand)	2,600	28,575
Enel Americas SA ADR (Chile)	2,734	22,364
Enel Chile SA ADR (Chile)	1,075	4,569
Enel SpA (Italy)	18,050	130,811
Eni SpA (Italy)	6,594	99,141
Exelon Corp.	8,808	416,266
Federal Grid Co. Unified Energy System PJSC (Russia)	1,710,000	4,555
GAIL India, Ltd. (India)	10,740	19,579
Glow Energy PCL (Thailand)	2,300	6,752
Inter RAO UES PJSC (Russia)	329,584	21,226
Kinder Morgan, Inc.	21,425	434,285
Manila Electric Co. (Philippines)	470	3,294
Pinnacle West Capital Corp.	147	14,011
Snam SpA (Italy)	7,015	35,458
Vistra Energy Corp.	13,459	335,802

		2,017,097

Total common stocks (cost $36,805,449)		$42,744,889

CORPORATE BONDS AND NOTES (26.0%)(a)
	Principal amount	Value
Basic materials (2.2%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23	$40,000	$42,900
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21	5,000	5,113
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)	5,000	5,600
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	30,000	35,889
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23	30,000	31,061
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25	20,000	19,725
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25	55,000	58,163
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	55,000	57,063
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24	55,000	57,063
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24	22,000	22,908
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27	15,000	16,388
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	15,000	15,413
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	50,000	47,750
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	13,000	13,538
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	29,000	30,757
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	45,000	44,213
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	59,000	63,970
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27	25,000	22,188
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25	35,000	34,563
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	80,000	76,000
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21	30,000	30,038
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24	37,000	38,790
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)	30,000	31,638
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	5,000	4,563
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	75,000	76,688
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	26,000	27,537
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	47,000	48,798
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	35,000	36,750
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)	35,000	35,524
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	50,000	48,500
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	25,000	27,676
International Flavors & Fragrances, Inc. sr. unsec. notes 3.40%, 9/25/20	85,000	86,124
International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27	14,000	14,317
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22	15,000	15,750
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25	25,000	25,906
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	25,000	25,750
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	30,000	30,900
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	20,000	19,729
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26	40,000	37,900
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26	75,000	79,219
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	7,000	8,410
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	18,000	18,975
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	25,000	27,933
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25	35,000	35,875
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	16,000	16,930
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	5,000	5,077
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)	40,000	47,400
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26	15,000	15,675
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24	30,000	30,915
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25	30,000	28,650
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26	45,000	46,913
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)	15,000	13,913
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24	33,000	34,568
Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47	34,000	33,931
Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	56,000	58,159
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	18,000	25,172
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	14,000	19,647
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	35,000	37,800
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23	9,000	9,500

		1,957,805
Capital goods (1.5%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	40,000	41,000
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	15,000	16,013
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)	35,000	36,225
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27	10,000	10,500
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	50,000	51,250
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)	15,000	16,275
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	25,000	24,219
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)	45,000	44,775
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20	30,000	30,075
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29	10,000	10,650
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27	15,000	15,863
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26	20,000	21,000
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	20,000	24,300
Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22	62,000	61,768
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)	30,000	32,850
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22	40,000	42,500
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	43,000	50,670
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)	50,000	51,875
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	25,000	27,081
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	15,000	16,877
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 4.40%, 6/15/28	18,000	20,342
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 3.85%, 12/15/26	28,000	30,348
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	32,000	33,984
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25	65,000	67,438
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	39,000	42,304
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	5,000	5,188
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	35,000	34,125
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27	20,000	19,200
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	50,000	51,500
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	50,000	50,500
Staples, Inc. 144A sr. unsec. notes 10.75%, 4/15/27	30,000	30,300
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	60,000	62,400
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25	5,000	5,213
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	25,000	26,237
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	45,000	48,543
United Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	5,000	5,719
United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20	113,000	112,805
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24	15,000	14,175
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)	15,000	13,313
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20	12,000	12,243

		1,311,643
Communication services (2.5%)
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)	15,000	15,506
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)	46,000	48,898
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	54,000	59,016
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27	76,000	81,125
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	19,000	19,364
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	12,000	13,387
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	36,000	40,206
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	30,000	31,613
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24	40,000	41,648
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	70,000	74,813
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26	40,000	42,350
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	43,000	53,153
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	21,000	23,205
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	30,000	33,305
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47	22,000	24,812
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	5,000	5,023
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	46,000	64,873
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25	24,000	25,408
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	5,000	5,273
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	35,000	31,238
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	14,000	14,758
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	14,000	14,972
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	22,000	23,345
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	5,000	5,330
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	24,000	25,468
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	110,000	117,700
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	100,000	107,750
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	9,000	13,428
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	80,000	76,104
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)	64,000	69,141
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25	40,000	20,300
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26	40,000	38,900
Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)	90,000	80,100
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)	65,000	66,706
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23	20,000	20,344
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20	24,000	24,468
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21	72,000	74,652
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)	10,000	10,826
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	40,000	44,350
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20	65,000	67,275
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21	105,000	112,949
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25	10,000	10,355
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	65,000	70,322
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	40,000	42,099
Verizon Communications, Inc. sr. unsec. unsub. bonds 4.672%, 3/15/55	20,000	24,449
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	16,000	18,527
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	105,000	120,515
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	100,000	105,251
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)	34,000	38,137

		2,192,737
Conglomerates (0.3%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)	250,000	249,998

		249,998
Consumer cyclicals (4.1%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	14,000	14,722
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	50,000	53,719
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	24,000	24,471
Amazon.com, Inc. sr. unsec. unsub. notes 3.30%, 12/5/21	68,000	70,248
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26	10,000	9,150
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25	35,000	33,250
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26	10,000	10,600
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23	20,000	20,725
Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	30,000	30,337
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	2,000	2,221
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	7,000	7,155
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	42,000	41,896
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26	20,000	21,125
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26	35,000	37,100
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26	35,000	35,919
CBS Corp. company guaranty sr. unsec. bonds 4.20%, 6/1/29	38,000	41,920
CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	30,000	30,120
CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	13,000	14,695
CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	6,000	6,429
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23	35,000	35,656
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	15,000	15,694
Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. notes 9.25%, 2/15/24	21,000	23,021
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	90,000	76,500
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25	65,000	66,138
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26	30,000	31,500
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27	35,000	36,663
Ecolab, Inc. sr. unsec. notes 4.35%, 12/8/21	45,000	47,310
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26	51,000	52,881
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26	5,000	5,469
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23	15,000	15,675
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27	30,000	31,050
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24	35,000	35,569
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24	20,000	21,439
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25	20,000	20,975
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	35,000	35,896
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	11,000	11,462
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	5,000	5,146
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27	40,000	43,738
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	30,000	31,388
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	115,000	121,038
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25	30,000	30,900
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	32,000	35,469
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	16,005	17,285
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	29,008	31,292
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	22,000	24,750
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	178,000	194,020
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	97,000	110,092
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	10,000	10,375
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)	35,000	35,700
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22	40,000	42,450
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21	35,000	35,788
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	25,000	24,188
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25	30,000	29,400
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	59,000	59,487
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24	15,000	16,725
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24	45,000	46,800
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24	10,000	10,562
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24	10,000	10,363
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	30,000	31,988
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	10,000	10,550
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)	35,000	36,444
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	55,000	58,025
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	45,000	45,563
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24	45,000	46,800
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	10,000	10,425
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	40,000	39,500
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22	40,000	40,200
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	37,000	39,284
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25	25,000	25,844
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	25,000	25,659
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22	30,000	30,393
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26	35,000	36,663
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24	10,000	10,313
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	55,000	67,375
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	5,000	5,488
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 9.375%, 4/1/27	10,000	8,650
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	45,000	48,994
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	19,000	21,433
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27	16,000	16,798
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23	30,000	30,750
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22	49,000	50,838
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/15/26	50,000	53,000
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24	10,000	10,300
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	115,000	121,181
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	55,000	58,850
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24	35,000	36,225
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24	30,000	31,125
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24	40,000	41,150
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	93,000	95,325
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	35,000	34,650
Total System Services, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	5,000	5,278
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23	15,000	14,850
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	25,000	26,875
Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22	10,000	10,147
TWDC Enterprises 18 Corp. 144A company guaranty sr. unsec. bonds 7.75%, 12/1/45	67,000	117,998
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25	35,000	33,771
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23	30,000	29,850
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	45,000	38,588
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23	15,000	15,375
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26	10,000	10,475
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26	25,000	25,000
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26	30,000	31,463
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	40,000	41,450

		3,656,559
Consumer staples (1.3%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)	50,000	51,625
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)	25,000	25,094
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	35,000	38,938
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	14,000	15,036
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	16,000	21,016
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	19,000	22,185
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	16,000	17,518
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	45,000	46,631
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	35,000	30,844
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27	5,000	5,469
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26	15,000	15,806
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	27,000	30,742
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	78,000	112,456
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	30,000	38,546
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	35,000	19,950
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27	10,000	10,550
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25	50,000	52,438
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	35,000	35,788
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26	35,000	35,788
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	69,000	77,932
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	18,000	19,690
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26	35,000	37,013
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24	15,000	15,506
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	20,000	20,950
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	105,000	109,594
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	40,000	42,000
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	35,000	36,619
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	10,000	11,188
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29	20,000	23,050
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	25,000	25,936
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26	25,000	26,563
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23	65,000	52,488
Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21	19,000	19,449

		1,144,398
Energy (2.9%)
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23	25,000	23,063
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21	20,000	19,425
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	30,000	30,150
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22	31,000	31,078
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26	15,000	12,389
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)	21,000	20,994
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22	11,000	6,325
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	30,000	36,938
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	45,000	50,175
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	80,000	88,301
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27	20,000	14,450
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25	25,000	18,938
Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23	5,000	4,000
Chevron Corp. sr. unsec. unsub. notes 2.10%, 5/16/21	28,000	28,124
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	48,000	49,952
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25	30,000	21,300
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	40,000	42,000
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21	21,000	19,110
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	50,000	52,500
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	60,000	63,150
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24	118,000	132,014
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	86,000	81,485
Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45	7,000	8,323
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	18,000	19,035
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	5,000	5,579
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23	25,000	25,546
Equinor ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)	33,000	33,360
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21	124,000	124,755
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26	70,000	72,450
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24	70,000	73,413
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26	40,000	33,000
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	50,000	50,250
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	50,000	40,000
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23	20,000	18,050
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26	25,000	20,188
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22	41,000	38,130
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26	5,000	4,025
Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46	30,000	30,626
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)	76,000	90,220
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)	18,000	19,305
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	126,000	138,443
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	5,000	5,400
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)	110,000	13,750
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)	106,000	108,039
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)	12,000	11,083
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	45,000	40,163
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22	5,000	5,366
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	20,000	21,257
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22	20,000	19,270
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	14,000	14,865
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	20,000	22,084
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24	10,000	6,000
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21	20,000	14,100
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)	50,000	5
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	40,000	41,903
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	15,000	12,750
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	25,000	21,875
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	19,000	17,670
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	26,000	27,170
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	20,000	18,825
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	45,000	45,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29	10,000	11,050
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27	15,000	16,275
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)	117,000	118,575
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	31,000	30,768
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	22,250	22,584
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	15,000	15,656
Transocean Sentry Ltd. 144A company guaranty sr. notes 5.375%, 5/15/23 (Cayman Islands)	20,000	19,800
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23	2,000	2,067
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	20,000	20,500
USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 9/1/27	10,000	10,286
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	35,000	37,358
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	30,000	33,375
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	15,000	15,563
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	9,000	9,248

		2,520,464
Financials (6.0%)
AIG Global Funding 144A sr. notes 2.172%, 7/2/20	32,000	32,028
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	63,000	70,453
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	30,000	31,198
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23	20,000	20,425
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	65,000	90,838
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	45,000	51,525
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	34,000	45,560
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	49,000	53,655
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	15,000	16,800
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22	12,000	12,269
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27	40,000	42,206
Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20	11,000	11,006
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	170,000	227,344
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	47,000	47,865
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	7,000	7,333
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)	8,000	8,144
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.143%, 7/20/20 (France)	245,000	245,371
BB&T Corp. jr. unsec. sub. FRB 4.80%, perpetual maturity	20,000	20,150
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21	8,000	8,264
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	5,000	5,177
Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19	25,000	25,149
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	42,000	45,511
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	32,000	35,958
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	24,000	26,681
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	35,000	37,844
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	88,000	98,560
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	43,000	46,120
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	54,000	54,324
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	15,000	16,269
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	35,000	38,508
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	35,000	38,511
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	20,000	22,100
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	25,000	27,156
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	40,000	42,757
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)	330,000	330,783
Cooperatieve Rabobank UA company guaranty sr. unsec. unsub. bonds Ser. MTN, 5.25%, 5/24/41 (Netherlands)	22,000	30,079
Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23	15,000	15,638
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6.625%, 3/15/26	20,000	21,638
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	54,000	60,316
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)	20,000	20,675
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	56,000	61,071
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	42,000	45,329
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	15,000	15,067
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	15,000	13,050
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	30,000	26,100
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	30,000	32,738
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)	30,000	31,275
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	61,000	67,550
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	86,000	91,721
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.943%, 12/13/19	62,000	62,004
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20	108,000	108,152
Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	16,000	15,851
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	40,000	40,600
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	22,000	23,288
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24	30,000	31,388
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22	30,000	30,900
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22	15,000	15,244
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 6.25%, 5/15/26	10,000	10,438
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)	20,000	20,525
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	6,000	6,480
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	25,000	25,344
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	135,000	155,082
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	14,000	16,658
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	200,000	206,750
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25	60,000	63,150
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)	25,000	27,313
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)	15,000	15,338
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)	76,000	77,846
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	40,000	48,617
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27	86,000	91,988
Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20	36,000	36,060
National Australia Bank, Ltd./New York sr. unsec. notes 2.50%, 1/12/21 (Australia)	250,000	251,935
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26	10,000	10,550
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23	35,000	36,225
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21	20,000	20,025
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	28,000	30,246
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25	40,000	38,900
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22	25,000	25,411
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)	40,000	40,019
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.80%, 4/29/22 (Canada)	2,000	2,041
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	22,000	24,534
Skandinaviska Enskilda Banken AB 144A sr. unsec. unsub. notes 2.625%, 11/17/20 (Sweden)	270,000	272,033
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	15,000	17,108
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	10,000	10,975
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	35,000	39,681
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	45,000	46,125
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42	43,000	50,309
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	10,000	10,625
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	31,000	32,359
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22	4,000	4,066
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)	200,000	200,293
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. unsub. notes 2.65%, 2/1/22 (Switzerland)	200,000	202,182
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	55,000	54,725
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	27,000	29,531
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20	52,000	52,251
Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)	150,000	150,096
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	10,000	11,184
WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25	15,000	15,300

		5,273,834
Health care (1.9%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23	10,000	8,750
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	12,000	12,326
Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)	11,000	11,554
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	34,000	40,440
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	50,000	50,569
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25	50,000	33,625
Bausch Health Americas, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26	40,000	45,300
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27	45,000	49,950
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25	15,000	15,731
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25	35,000	39,244
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29	20,000	21,150
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28	10,000	10,479
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25	65,000	66,950
Bausch Health Cos., Inc. 144A sr. notes 5.75%, 8/15/27	15,000	16,088
Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27	25,000	26,775
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29	10,000	10,824
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24	30,000	31,440
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22	15,000	15,372
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	20,000	21,381
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23	75,000	72,570
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22	45,000	31,149
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	20,000	19,200
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24	1,000	760
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	42,000	44,148
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	28,000	31,323
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	43,000	44,940
Eagle Holding Co II, LLC 144A unsec. notes 7.75%, 5/15/22(PIK)	5,000	5,056
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	50,000	56,427
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	30,000	31,920
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	12,000	13,783
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	35,000	38,226
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25	20,000	20,450
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23	30,000	30,975
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)	30,000	13,800
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	25,000	28,611
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22	25,000	26,720
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25	20,000	20,400
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	43,000	51,416
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22	15,000	14,475
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	22,000	23,271
Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19	47,000	46,936
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	30,000	32,100
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	20,000	20,850
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24	25,000	25,763
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	24,000	24,883
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	19,000	19,426
Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23	40,000	40,700
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	20,000	20,575
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22	50,000	53,870
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27	20,000	20,750
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27	45,000	46,519
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	65,000	66,794
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	65,000	72,320
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25	20,000	20,941
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26	15,000	15,994
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	22,000	24,385

		1,700,374
Technology (1.8%)
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47	14,000	16,995
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21	50,000	50,849
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	20,000	24,616
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	54,000	61,553
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	15,000	15,008
Avaya, Inc. 144A escrow notes 7.00%, 4/1/20	300,000	—
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26	65,000	59,150
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	33,000	33,015
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	50,000	48,457
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26	22,000	22,825
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21	84,000	84,552
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	15,000	15,278
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24	10,000	10,138
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	131,000	147,816
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	9,000	11,821
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26	20,000	21,675
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29	36,000	39,492
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	8,000	8,290
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	11,000	12,403
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	32,000	35,951
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24	2,000	1,835
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22	15,000	15,244
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	10,000	13,121
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	55,000	57,960
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	96,000	112,875
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22	10,000	10,172
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	82,000	81,753
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	20,000	22,969
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	65,000	66,632
Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19	96,000	96,001
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23	30,000	30,522
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26	30,000	32,026
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	61,000	68,076
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24	30,000	31,800
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27	30,000	31,500
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	80,000	82,184
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25	40,000	39,000
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	7,000	7,151
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	84,000	85,970

		1,606,675
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	12,000	12,370
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	11,000	11,674
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23	40,000	40,750

		64,794
Utilities and power (1.4%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25	140,000	145,775
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	40,000	42,881
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23	20,000	20,558
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	29,000	32,914
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44	49,000	62,570
Berkshire Hathaway Energy Co. sr. unsec. bonds 3.80%, 7/15/48	22,000	24,438
Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36	5,000	7,069
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	50,000	50,750
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	25,000	25,313
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24	15,000	15,300
Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20	4,000	3,990
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	10,000	11,408
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	29,000	30,447
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	22,000	24,379
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	20,000	28,054
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	10,000	10,998
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	28,000	31,028
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	47,000	51,083
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	70,000	90,429
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	25,000	26,152
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	17,000	19,613
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	32,000	33,162
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	43,000	44,187
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	15,000	20,278
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26	5,000	5,488
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	25,000	27,000
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28	15,000	16,163
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	59,000	61,981
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	30,000	31,040
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	20,000	21,341
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	46,000	52,185
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26	25,000	26,844
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27	15,000	15,488
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29	24,000	24,523
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24	21,000	21,231
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27	20,000	21,175
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26	20,000	21,000

		1,198,235

Total corporate bonds and notes (cost $22,061,931)		$22,877,516

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.3%)
Government National Mortgage Association Pass-Through Certificates 3.50%, TBA, 9/1/49	$2,000,000	$2,078,125

		2,078,125
U.S. Government Agency Mortgage Obligations (7.4%)
Federal National Mortgage Association Pass-Through Certificates
4.00%, 1/1/57	75,385	80,800
2.421%, 7/1/22(i)	140,109	142,076
Uniform Mortgage-Backed Securities
6.00%, TBA, 9/1/49	1,000,000	1,102,500
4.00%, TBA, 9/1/49	3,000,000	3,114,141
3.00%, TBA, 9/1/49	1,000,000	1,019,453
3.00%, TBA, 9/1/34	1,000,000	1,025,547

		6,484,517

Total U.S. government and agency mortgage obligations (cost $8,541,301)		$8,562,642

MORTGAGE-BACKED SECURITIES (3.4%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.2%)
Federal Home Loan Mortgage Corporation IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 4.755%, 3/15/41	$141,339	$24,127
Government National Mortgage Association
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	145,366	26,711
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.878%, 6/20/43	255,979	34,104
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	254,142	25,353
Ser. 17-H22, Class EI, IO, 2.357%, 10/20/67(WAC)	293,150	32,247
Ser. 15-H26, Class DI, IO, 1.973%, 10/20/65(WAC)	282,872	28,073

		170,615
Commercial mortgage-backed securities (1.9%)
Citigroup Commercial Mortgage Trust FRB Ser. 14-GC19, Class XA, IO, 1.326%, 3/10/47(WAC)	1,004,781	44,476
Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class XA, IO, 1.936%, 9/10/45(WAC)	634,139	27,907
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.722%, 12/10/44(WAC)	33,000	34,641
FRB Ser. 14-CR17, Class C, 4.948%, 5/10/47(WAC)	37,000	39,731
FRB Ser. 14-UBS6, Class C, 4.606%, 12/10/47(WAC)	51,000	52,977
FRB Ser. 14-LC15, Class XA, IO, 1.271%, 4/10/47(WAC)	1,453,754	60,767
FRB Ser. 13-CR11, Class XA, IO, 1.099%, 8/10/50(WAC)	638,640	21,384
FRB Ser. 14-UBS6, Class XA, IO, 1.084%, 12/10/47(WAC)	1,338,467	52,310
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.506%, 12/15/49(WAC)	125,000	134,222
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.512%, 8/10/44(WAC)	100,000	104,407
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class XA, IO, 1.144%, 6/10/47(WAC)	1,754,252	57,189
GS Mortgage Securities Trust 144A FRB Ser. 13-GC16, Class D, 5.488%, 11/10/46(WAC)	43,000	46,778
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.709%, 9/15/47(WAC)	118,000	122,899
FRB Ser. 14-C22, Class XA, IO, 1.005%, 9/15/47(WAC)	3,281,662	116,086
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.303%, 4/20/48(WAC)	147,000	147,967
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class C, 4.656%, 8/15/47(WAC)	44,000	45,708
Ser. 12-C5, Class AS, 3.792%, 8/15/45	41,000	42,676
FRB Ser. 14-C17, Class XA, IO, 1.274%, 8/15/47(WAC)	544,222	22,292
FRB Ser. 13-C12, Class XA, IO, 0.77%, 10/15/46(WAC)	719,874	15,069
Morgan Stanley Capital I Trust 144A Ser. 12-C4, Class C, 5.60%, 3/15/45(WAC)	100,000	104,317
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.198%, 8/10/49(WAC)	50,000	52,971
FRB Ser. 12-C2, Class D, 5.048%, 5/10/63(WAC)	48,000	48,219
Wells Fargo Commercial Mortgage Trust FRB Ser. 13-LC12, Class C, 4.42%, 7/15/46(WAC)	45,000	46,229
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C16, Class AS, 4.668%, 9/15/46(WAC)	33,000	36,080
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	48,000	51,775
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.856%, 3/15/44(WAC)	47,000	44,076
FRB Ser. 12-C6, Class D, 5.768%, 4/15/45(WAC)	25,000	26,178
FRB Ser. 11-C5, Class XA, IO, 1.883%, 11/15/44(WAC)	941,813	25,321
FRB Ser. 12-C10, Class XA, IO, 1.70%, 12/15/45(WAC)	809,371	34,787

		1,659,439
Residential mortgage-backed securities (non-agency) (1.3%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.939%, 5/25/35(WAC)	48,214	49,765
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.421%, 6/25/46	172,383	158,740
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 2.355%, 4/25/47	26,984	23,449
Federal Home Loan Mortgage Corporation 144A Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 4.916%, 1/25/49	10,000	10,100
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 9.095%, 8/25/28	39,932	43,107
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.145%, 9/25/28	100,293	108,422
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.845%, 4/25/28	162,510	179,684
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.145%, 7/25/25	41,293	43,369
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 7.045%, 11/25/24	21,483	23,290
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.395%, 4/25/29	10,000	10,608
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 6.395%, 1/25/29	50,000	52,701
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.145%, 5/25/25	9,512	10,013
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 4.745%, 5/25/24	33,138	34,466
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 4.395%, 7/25/30	10,000	10,068
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 0.00%), 3.395%, 7/25/29	10,000	9,858
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 4.445%, 8/25/31	16,000	16,109
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2M2, (1 Month US LIBOR + 2.10%), 4.245%, 6/25/39	70,000	70,361
GSAA Trust FRB Ser. 07-6, Class 1A1, (1 Month US LIBOR + 0.12%), 2.265%, 5/25/47	27,725	21,376
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 4.455%, 2/25/35(WAC)	18,749	19,662
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 3.089%, 8/26/47(WAC)	80,000	79,360
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 3.045%, 11/25/34	65,976	66,075
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 2.995%, 5/25/47	54,368	45,395
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.172%, 9/25/35(WAC)	22,718	23,033
FRB Ser. 05-AR12, Class 1A8, 4.003%, 10/25/35(WAC)	89,465	90,691

		1,199,702

Total mortgage-backed securities (cost $3,028,931)		$3,029,756

COMMODITY LINKED NOTES (3.4%)(a)(CLN)
	Principal amount	Value
Citigroup Global Markets Holding, Inc. sr. notes Ser. N, 1-month LIBOR less 0.15%, 2019 (Indexed to the S&P GSCI 3 Month Forward Total Return Index multiplied by 3)	$1,499,000	$761,655
Bank of America Corp. notes, 1-month LIBOR less 0.11%, 2020 (Indexed to the S&P GSCI Total Return Index multiplied by 3)	417,000	346,288
UBS AG/London 144A sr. notes, 1-month LIBOR less 0.25%, 2020 (Indexed to the S&P GSCI Total Return Index multiplied by 3) (United Kingdom)	1,623,000	1,871,471

Total commodity Linked Notes (cost $3,539,000)		$2,979,414

ASSET-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 2.995%, 11/25/51	$37,000	$37,000
Station Place Securitization Trust 144A
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 2.961%, 6/24/20	60,000	60,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 2.845%, 9/24/20	83,000	83,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 2.845%, 2/24/20	159,000	159,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 2.845%, 9/24/19	248,000	248,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 2.795%, 8/25/52	47,000	47,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 2.745%, 1/25/46	105,807	104,827

Total asset-backed securities (cost $739,381)		$738,827

PURCHASED OPTIONS OUTSTANDING (0.8%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
SPDR S&P 500 ETF Trust (Put)	Apr-20/$255.00	$4,284,977		$14,652	$93,937
SPDR S&P 500 ETF Trust (Put)	May-20/250.00	4,301,647		14,709	90,474
Citibank, N.A.
AUD/JPY (Put)	Feb-20/JPY 70.00	1,049,067	AUD	1,557,750	23,801
SPDR S&P 500 ETF Trust (Put)	Jul-20/$255.00	4,469,513		$15,283	130,032
SPDR S&P 500 ETF Trust (Put)	Aug-20/245.00	4,574,210		15,641	114,365
Goldman Sachs International
AUD/JPY (Put)	Feb-20/JPY 70.00	1,049,067	AUD	1,557,750	23,801
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Put)	Jun-20/$255.00	4,599,069		$15,726	125,336
SPDR S&P 500 ETF Trust (Put)	Mar-20/250.00	4,284,977		14,652	72,586

Total purchased options outstanding (cost $713,465)					$674,332

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.7%)(a)
		Principal amount	Value
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		$200,000	$222,752
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	200,000	222,876
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$105,000	129,765
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		51,000	7,778
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		82,000	12,505

Total foreign government and agency bonds and notes (cost $559,239)			$595,676

SENIOR LOANS (0.6%)(a)(c)
	Principal amount	Value
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.439%, 12/15/24	$54,113	$52,896
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.515%, 6/21/24	73,500	69,805
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.866%, 12/31/22	20,000	18,133
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	9,620	9,512
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.862%, 4/16/21	12,583	12,499
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 6.10%, 5/1/26	55,206	55,344
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.509%, 5/21/24	44,769	33,017
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.256%, 10/16/23	19,306	14,737
Keane Group Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.875%, 5/25/25	62	61
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.70%, 11/6/24	93,526	93,058
Neiman Marcus Group, Ltd., LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 8.229%, 10/25/23	45,191	36,859
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.287%, 11/3/23	9,761	9,023
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.624%, 9/7/23	28,405	22,369
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.125%, 2/28/26	30,000	25,500
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.375%, 2/28/25	29,625	27,403
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.112%, 3/28/25	49,163	47,049

Total senior loans (cost $588,702)		$527,265

WARRANTS (0.3%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Bank of Jiangsu Co., Ltd. 144A Class A, (China)	9/7/20	$0.00	27,000	$25,202
Bank of Shanghai Co., Ltd. 144A (China)	12/12/19	0.00	45,667	57,649
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. 144A (China)	2/25/20	0.00	5,200	21,490
Gree Electric Appliances, Inc. of Zhuhai 144A (China)	8/24/20	0.00	8,000	62,040
Henan Shuanghui Investment & Development Co., Ltd. 144A Class A, (China)	9/7/20	0.00	4,300	13,435
Industrial Bank Co., Ltd. 144A Class A, (China)	9/7/20	0.00	15,200	36,467
Kweichow Moutai Co., Ltd 144A Class A, (China)	9/7/20	0.00	300	47,871
Seazen Holdings Co., Ltd. 144A (China)	4/17/20	0.00	2,054	7,115

Total warrants (cost $270,158)				$271,269

INVESTMENT COMPANIES (0.2%)(a)
	Shares	Value
iShares U.S. Real Estate ETF(S)	1,663	$153,761

Total investment companies (cost $149,219)		$153,761

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
EPR Properties Ser. C, $1.438 cv. pfd.(R)	1,550	$52,127
Nine Point Energy 6.75% cv. pfd.(F)	11	2,200

Total convertible preferred stocks (cost $45,286)		$54,327

PREFERRED STOCKS (—%)(a)
	Shares	Value
Telefonica Brasil S.A. $0.00 (Preference shares) (Brazil)	2,100	$27,217

Total preferred stocks (cost $28,196)		$27,217

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$20,000	$18,405

Total convertible bonds and notes (cost $18,717)		$18,405

SHORT-TERM INVESTMENTS (16.5%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 2.32%(AFF)	Shares	808,250	$808,250
Putnam Short Term Investment Fund 2.19%(AFF)	Shares	10,652,000	10,652,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07%(P)	Shares	406,000	406,000
U.S. Treasury Bills 1.911%, 11/21/19(SEG)(SEGCCS)		$1,334,999	1,329,321
U.S. Treasury Bills 1.974%, 10/10/19(SEG)(SEGCCS)		76,000	75,844
U.S. Treasury Bills 1.976%, 12/5/19(SEG)(SEGCCS)		115,000	114,430
U.S. Treasury Bills 2.047%, 12/12/19(SEG)(SEGCCS)		1,126,000	1,120,092

Total short-term investments (cost $14,505,513)			$14,505,937
TOTAL INVESTMENTS

Total investments (cost $91,594,488)			$97,761,233

	FORWARD CURRENCY CONTRACTS at 8/31/19 (aggregate face value $34,944,900) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/16/19	$566,824	$593,903	$(27,079)
		Brazilian Real	Buy	10/2/19	120,999	136,136	(15,137)
		British Pound	Buy	9/18/19	251,546	256,277	(4,731)
		British Pound	Sell	9/18/19	251,546	252,292	746
		Canadian Dollar	Buy	10/16/19	66,439	67,625	(1,186)
		Euro	Sell	9/18/19	768,962	791,963	23,001
		Japanese Yen	Sell	11/20/19	382,049	376,452	(5,597)
		Mexican Peso	Buy	10/16/19	129,064	133,189	(4,125)
		New Zealand Dollar	Sell	10/16/19	63,273	63,124	(149)
		Norwegian Krone	Buy	9/18/19	130,348	130,758	(410)
		Norwegian Krone	Sell	9/18/19	130,348	132,638	2,290
		Russian Ruble	Buy	9/18/19	127,641	133,946	(6,305)
		Swedish Krona	Sell	9/18/19	259,695	264,637	4,942
	Barclays Bank PLC
		British Pound	Buy	9/18/19	33,361	31,416	1,945
		Canadian Dollar	Sell	10/16/19	225,321	228,943	3,622
		Euro	Buy	9/18/19	729,794	751,078	(21,284)
		Euro	Sell	9/18/19	729,794	742,987	13,193
		Hong Kong Dollar	Sell	11/20/19	265,760	266,414	654
		Japanese Yen	Buy	11/20/19	130,771	131,026	(255)
		New Zealand Dollar	Sell	10/16/19	129,447	137,191	7,744
		Norwegian Krone	Buy	9/18/19	129,360	134,510	(5,150)
		Norwegian Krone	Sell	9/18/19	129,360	130,928	1,568
	Citibank, N.A.
		Australian Dollar	Sell	10/16/19	64,868	67,493	2,625
		Brazilian Real	Buy	10/2/19	124,976	134,135	(9,159)
		Brazilian Real	Sell	10/2/19	127,964	128,703	739
		British Pound	Buy	9/18/19	133,200	133,603	(403)
		British Pound	Sell	9/18/19	133,200	133,066	(134)
		Canadian Dollar	Buy	10/16/19	74,706	76,636	(1,930)
		Danish Krone	Sell	9/18/19	61,666	63,276	1,610
		Euro	Buy	9/18/19	303,338	309,015	(5,677)
		Euro	Sell	9/18/19	303,338	307,996	4,658
		Japanese Yen	Buy	11/20/19	4,261	8,504	(4,243)
		New Zealand Dollar	Sell	10/16/19	42,960	45,542	2,582
	Credit Suisse International
		Australian Dollar	Buy	10/16/19	523,466	539,349	(15,883)
		Canadian Dollar	Sell	10/16/19	130,924	131,783	859
		Euro	Buy	9/18/19	131,149	135,889	(4,740)
		Euro	Sell	9/18/19	131,149	136,064	4,915
	Goldman Sachs International
		Australian Dollar	Sell	10/16/19	193,122	201,680	8,558
		Euro	Sell	9/18/19	145,672	148,668	2,996
		Indian Rupee	Buy	11/20/19	130,302	133,045	(2,743)
		Indonesian Rupiah	Buy	11/20/19	131,357	128,080	3,277
		Japanese Yen	Sell	11/20/19	1,544,911	1,521,396	(23,515)
		New Taiwan Dollar	Sell	11/20/19	269,785	269,330	(455)
		New Zealand Dollar	Sell	10/16/19	301,287	305,831	4,544
		Norwegian Krone	Buy	9/18/19	248,916	261,583	(12,667)
		Norwegian Krone	Sell	9/18/19	248,916	259,036	10,120
		Russian Ruble	Buy	9/18/19	127,639	133,640	(6,001)
		South Korean Won	Sell	11/20/19	259,677	272,095	12,418
		Swedish Krona	Sell	9/18/19	131,867	140,863	8,996
	HSBC Bank USA, National Association
		Australian Dollar	Sell	10/16/19	149,426	156,401	6,975
		British Pound	Buy	9/18/19	131,495	135,603	(4,108)
		British Pound	Sell	9/18/19	131,617	131,433	(184)
		Euro	Sell	9/18/19	1,476,421	1,514,957	38,536
		Indonesian Rupiah	Buy	11/20/19	2,723	3,782	(1,059)
		Japanese Yen	Sell	11/20/19	643,158	633,760	(9,398)
		New Zealand Dollar	Buy	10/16/19	126,483	134,140	(7,657)
		New Zealand Dollar	Sell	10/16/19	127,933	131,560	3,627
		Norwegian Krone	Buy	9/18/19	260,695	261,523	(828)
		Norwegian Krone	Sell	9/18/19	260,695	265,149	4,454
		South Korean Won	Sell	11/20/19	129,839	136,519	6,680
		Swedish Krona	Sell	9/18/19	129,501	134,578	5,077
	JPMorgan Chase Bank N.A.
		Australian Dollar	Sell	10/16/19	131,086	132,181	1,095
		Canadian Dollar	Buy	10/16/19	98,982	100,574	(1,592)
		Euro	Buy	9/18/19	6,251,162	6,407,161	(155,999)
		Japanese Yen	Buy	11/20/19	5,405,981	5,324,258	81,723
		Mexican Peso	Buy	10/16/19	1,883	4,566	(2,683)
		New Zealand Dollar	Sell	10/16/19	300,215	313,037	12,822
		Norwegian Krone	Buy	9/18/19	104,482	121,706	(17,224)
		Singapore Dollar	Sell	11/20/19	73,136	74,069	933
		Swedish Krona	Sell	9/18/19	239,400	255,781	16,381
		Swiss Franc	Sell	9/18/19	417,908	418,096	188
	NatWest Markets PLC
		Australian Dollar	Sell	10/16/19	129,737	136,148	6,411
		Canadian Dollar	Sell	10/16/19	87,708	88,546	838
		Euro	Buy	9/18/19	414,353	419,029	(4,676)
		Euro	Sell	9/18/19	414,353	427,939	13,586
		Indian Rupee	Buy	11/20/19	130,609	133,267	(2,658)
		Japanese Yen	Buy	11/20/19	264,068	266,223	(2,155)
		New Taiwan Dollar	Sell	11/20/19	136,873	134,132	(2,741)
		Norwegian Krone	Buy	9/18/19	269,489	283,303	(13,814)
		Norwegian Krone	Sell	9/18/19	269,489	270,322	833
		Swedish Krona	Sell	9/18/19	130,174	137,980	7,806
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/16/19	261,362	263,953	2,591
		British Pound	Sell	9/18/19	54,181	54,744	563
		Canadian Dollar	Buy	10/16/19	67,265	68,475	(1,210)
		Euro	Buy	9/18/19	724,182	737,964	(13,782)
		Euro	Sell	9/18/19	724,182	729,640	5,458
		Israeli Shekel	Buy	10/16/19	7,431	7,385	46
		Japanese Yen	Buy	11/20/19	135,956	138,693	(2,737)
		New Zealand Dollar	Sell	10/16/19	42,329	44,863	2,534
		Norwegian Krone	Buy	9/18/19	376,310	399,570	(23,260)
		Swedish Krona	Sell	9/18/19	193,200	204,580	11,380
	WestPac Banking Corp.
		Australian Dollar	Buy	10/16/19	279,231	289,179	(9,948)
		Canadian Dollar	Buy	10/16/19	234,491	238,435	(3,944)
		Japanese Yen	Sell	11/20/19	676,110	665,962	(10,148)

	Unrealized appreciation						359,139

	Unrealized (depreciation)						(470,763)

	Total						$(111,624)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 8/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bobl 5 yr (Long)	17	$2,545,301	$2,545,300	Sep-19	$43,983
Euro-Bund 10 yr (Long)	21	4,133,637	4,133,636	Sep-19	187,929
Euro-Buxl 30 yr (Long)	9	2,218,652	2,218,652	Sep-19	263,620
Euro-Schatz 2 yr (Long)	16	1,979,873	1,979,872	Sep-19	8,596
Japanese Government Bond 10 yr (Long)	8	11,687,297	11,687,297	Sep-19	119,040
Russell 2000 Index E-Mini (Long)	19	1,420,097	1,419,490	Sep-19	(33,805)
S&P 500 Index E-Mini (Short)	24	3,511,752	3,509,760	Sep-19	(29,668)
U.K. Gilt 10 yr (Long)	18	2,941,054	2,941,053	Dec-19	14,416
U.S. Treasury Bond 30 yr (Long)	4	661,000	661,000	Dec-19	2,397
U.S. Treasury Bond Ultra 30 yr (Long)	8	1,579,500	1,579,500	Dec-19	12,255
U.S. Treasury Note 2 yr (Long)	12	2,593,406	2,593,406	Dec-19	1,067
U.S. Treasury Note 5 yr (Long)	24	2,879,438	2,879,438	Dec-19	3,509
U.S. Treasury Note 10 yr (Long)	25	3,292,969	3,292,969	Dec-19	4,045

Unrealized appreciation					660,857

Unrealized (depreciation)					(63,473)

Total					$597,384

WRITTEN OPTIONS OUTSTANDING at 8/31/19 (premiums $49,974) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Citibank, N.A.
AUD/JPY (Put)	Feb-20/JPY 66.00	$1,573,583	AUD	2,336,600	$14,838
SPDR S&P 500 ETF Trust (Call)	Sep-19/$301.00	5,477,881		$18,731	7,130
Goldman Sachs International
AUD/JPY (Put)	Feb-20/JPY 66.00	1,573,583	AUD	2,336,600	14,837
UBS AG
SPDR S&P 500 ETF Trust (Call)	Sep-19/$304.00	$5,463,843		$18,683	8,714

Total					$45,519

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$3,677,000	$15,800	(E)	$4,838	9/18/21	3 month USD-LIBOR-BBA — Quarterly	1.70% — Semiannually	$20,638
		5,332,000	22,912	(E)	6,317	9/18/21	1.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(16,595)
		3,019,000	71,019	(E)	23,905	9/18/24	1.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(47,114)
		642,500	111,163	(E)	(11,137)	9/18/49	3 month USD-LIBOR-BBA — Quarterly	2.25% — Semiannually	100,026
		328,100	56,767	(E)	5,686	9/18/49	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(51,081)
		23,811,300	1,484,492	(E)	(307,961)	9/18/29	3 month USD-LIBOR-BBA — Quarterly	2.05% — Semiannually	1,176,530
		3,685,400	229,763	(E)	45,819	9/18/29	2.05% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(183,943)
		276,000	1,811		(1)	7/16/21	1.9002% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,630)
		218,000	13,880		(3)	7/16/29	3 month USD-LIBOR-BBA — Quarterly	2.0745% — Semiannually	13,781
		297,000	7,285		(4)	8/8/29	3 month USD-LIBOR-BBA — Quarterly	1.6535% — Semiannually	7,162
		325,000	3,425		(4)	8/21/29	3 month USD-LIBOR-BBA — Quarterly	1.504% — Semiannually	3,343

	Total				$(232,545)				$1,021,117
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	$13,354,828	$13,317,642	$—	6/20/23	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF15) of common stocks — Quarterly*	$(40,081)
	13,352,247	13,345,101	—	6/20/23	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	19,334
	Barclays Bank PLC
	7,941	7,775	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(90)
	231,457	218,155	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(10,820)
	Citibank, N.A.
	4,484,624	4,552,900	—	11/26/19	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	68,544
	3,794,543	3,856,911	—	11/26/19	3 month USD-LIBOR-BBA plus 0.09% — Quarterly	Russell 1000 Total Return Index — Quarterly	(60,963)
	Credit Suisse International
	18,450	18,153	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(100)
	JPMorgan Securities LLC
	231,457	218,155	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	10,820

	Upfront premium received		—	Unrealized appreciation			98,698

	Upfront premium (paid)		—	Unrealized (depreciation)			(112,054)

		Total	$—			Total	$(13,356)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF15) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Alphabet, Inc. Class A	Technology	443	$527,869	3.96%
Amazon.com, Inc.	Consumer cyclicals	255	452,522	3.40%
JPMorgan Chase & Co.	Financials	3,418	375,460	2.82%
Microsoft Corp.	Technology	2,270	312,969	2.35%
Apple, Inc.	Technology	1,466	305,934	2.30%
Chevron Corp.	Energy	2,560	301,416	2.26%
Verizon Communications, Inc.	Communication services	5,139	298,879	2.24%
PayPal Holdings, Inc.	Consumer cyclicals	2,499	272,484	2.05%
Cisco Systems, Inc.	Technology	5,818	272,349	2.05%
Starbucks Corp.	Consumer staples	2,674	258,249	1.94%
Citigroup, Inc.	Financials	3,985	256,455	1.93%
Oracle Corp.	Technology	4,634	241,267	1.81%
Coca-Cola Co. (The)	Consumer staples	4,334	238,533	1.79%
Comcast Corp. Class A	Communication services	5,144	227,673	1.71%
Adobe, Inc.	Technology	795	226,290	1.70%
Medtronic PLC	Health care	1,844	198,987	1.49%
Abbott Laboratories	Health care	2,088	178,121	1.34%
PepsiCo, Inc.	Consumer staples	1,254	171,479	1.29%
Amgen, Inc.	Health care	811	169,273	1.27%
Merck & Co., Inc.	Health care	1,949	168,551	1.27%
Procter & Gamble Co. (The)	Consumer staples	1,402	168,549	1.27%
Johnson & Johnson	Health care	1,310	168,188	1.26%
Lockheed Martin Corp.	Capital goods	412	158,196	1.19%
Intuit, Inc.	Technology	537	154,989	1.16%
Honeywell International, Inc.	Capital goods	834	137,354	1.03%
Walmart, Inc.	Consumer cyclicals	1,121	128,047	0.96%
Automatic Data Processing, Inc.	Consumer cyclicals	734	124,708	0.94%
ConocoPhillips	Energy	2,382	124,290	0.93%
Mondelez International, Inc. Class A	Consumer staples	2,186	120,723	0.91%
Delta Air Lines, Inc.	Transportation	1,893	109,537	0.82%
Xilinx, Inc.	Technology	1,034	107,552	0.81%
IBM Corp.	Technology	789	106,907	0.80%
Union Pacific Corp.	Transportation	658	106,609	0.80%
eBay, Inc.	Technology	2,555	102,929	0.77%
MetLife, Inc.	Financials	2,279	100,978	0.76%
Exelon Corp.	Utilities and power	2,116	100,016	0.75%
Booking Holdings, Inc.	Consumer cyclicals	49	95,718	0.72%
Lowe's Cos., Inc.	Consumer cyclicals	844	94,667	0.71%
Morgan Stanley	Financials	2,252	93,416	0.70%
Phillips 66	Energy	912	89,989	0.68%
Sysco Corp.	Consumer staples	1,175	87,371	0.66%
Danaher Corp.	Conglomerates	603	85,678	0.64%
Broadcom, Inc.	Technology	302	85,471	0.64%
Waste Management, Inc.	Capital goods	705	84,107	0.63%
Veeva Systems, Inc. Class A	Technology	511	81,939	0.62%
Crown Castle International Corp.	Communication services	555	80,583	0.61%
Ingersoll-Rand PLC	Capital goods	664	80,365	0.60%
Expedia, Inc.	Consumer cyclicals	572	74,473	0.56%
Best Buy Co., Inc.	Consumer cyclicals	1,168	74,354	0.56%
McKesson Corp.	Health care	537	74,307	0.56%

A BASKET (CGPUTQL2) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
JPMorgan Chase & Co.	Financials	1,074	$117,979	2.59%
Alphabet, Inc. Class A	Technology	91	107,962	2.37%
TWDC Enterprises 18 Corp.	Consumer cyclicals	761	104,420	2.29%
Microsoft Corp.	Technology	741	102,221	2.25%
Starbucks Corp.	Consumer staples	975	94,181	2.07%
Apple, Inc.	Technology	436	90,973	2.00%
Texas Instruments, Inc.	Technology	714	88,356	1.94%
Amazon.com, Inc.	Consumer cyclicals	48	85,319	1.87%
Honeywell International, Inc.	Capital goods	516	84,906	1.86%
Automatic Data Processing, Inc.	Consumer cyclicals	488	82,812	1.82%
Mondelez International, Inc. Class A	Consumer staples	1,481	81,798	1.80%
Intuit, Inc.	Technology	283	81,732	1.80%
Intercontinental Exchange, Inc.	Financials	841	78,651	1.73%
Fidelity National Information Services, Inc.	Technology	574	78,144	1.72%
TJX Cos., Inc. (The)	Consumer cyclicals	1,396	76,736	1.69%
U.S. Bancorp	Financials	1,430	75,328	1.65%
Kinder Morgan, Inc.	Utilities and power	3,571	72,378	1.59%
Ingersoll-Rand PLC	Capital goods	596	72,214	1.59%
Exelon Corp.	Utilities and power	1,455	68,758	1.51%
Sysco Corp.	Consumer staples	903	67,133	1.47%
T-Mobile US, Inc.	Communication services	848	66,217	1.45%
Zimmer Biomet Holdings, Inc.	Health care	472	65,716	1.44%
Waste Management, Inc.	Capital goods	541	64,512	1.42%
Allstate Corp. (The)	Financials	627	64,161	1.41%
Johnson & Johnson	Health care	470	60,289	1.32%
Exxon Mobil Corp.	Energy	841	57,594	1.26%
Vistra Energy Corp.	Utilities and power	2,249	56,116	1.23%
Omnicom Group, Inc.	Consumer cyclicals	733	55,787	1.23%
Cognizant Technology Solutions Corp. Class A	Technology	907	55,673	1.22%
eBay, Inc.	Technology	1,341	54,041	1.19%
Cisco Systems, Inc.	Technology	1,128	52,808	1.16%
Baxter International, Inc.	Health care	593	52,155	1.15%
VICI Properties, Inc.	Financials	2,352	52,123	1.14%
Merck & Co., Inc.	Health care	553	47,817	1.05%
Verizon Communications, Inc.	Communication services	812	47,205	1.04%
Annaly Capital Management, Inc.	Financials	5,623	46,667	1.02%
Ross Stores, Inc.	Consumer cyclicals	438	46,450	1.02%
Hershey Co. (The)	Consumer staples	288	45,591	1.00%
Norfolk Southern Corp.	Transportation	253	44,049	0.97%
Leidos Holdings, Inc.	Technology	482	42,121	0.93%
Procter & Gamble Co. (The)	Consumer staples	347	41,675	0.92%
Pfizer, Inc.	Health care	1,137	40,422	0.89%
Occidental Petroleum Corp.	Energy	922	40,109	0.88%
KLA Corp.	Technology	267	39,417	0.87%
Cadence Design Systems, Inc.	Technology	574	39,313	0.86%
Garmin, Ltd.	Technology	481	39,261	0.86%
AutoZone, Inc.	Consumer cyclicals	35	38,449	0.84%
AGNC Investment Corp.	Financials	2,501	37,196	0.82%
Equity Residential Trust	Financials	427	36,205	0.80%
Hologic, Inc.	Health care	730	36,058	0.79%

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized depreciation
	$1,500,000	$3,677	$—	4/7/26	(1.858%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$(3,677)
	2,100,000	21,057	(35)	7/8/29	(1.875%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(21,092)
	1,400,000	29,016	—	8/7/25	(1.92%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(29,016)
	1,100,000	39,129	(18)	3/7/29	(2.138%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(39,148)
	1,400,000	47,020	(24)	2/7/29	(2.099%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(47,044)
	1,400,000	83,234	(24)	4/6/28	(2.3075%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(83,258)
	700,000	83,234	—	9/10/22	(2.5925%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(83,234)
	1,600,000	86,626	—	12/5/26	(2.308%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(86,626)
	1,700,000	115,229	(29)	7/9/28	(2.3875%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(115,258)
	3,500,000	121,461	(38)	11/7/27	(2.1438%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(121,498)
	1,600,000	183,626	—	8/8/22	(2.5325%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(183,626)
	2,600,000	376,275	—	1/9/23	(2.76%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(376,275)
	6,000,000	383,202	(100)	7/2/28	(2.356%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(383,301)

Total			$(268)				$(1,573,053)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 8/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	$(1)	$3,000	$4	5/11/63	200 bp — Monthly	$(4)
	CMBX NA A.6 Index	A/P	12	7,000	9	5/11/63	200 bp — Monthly	6
	CMBX NA BB.6 Index	BB/P	2,730	13,000	2,344	5/11/63	500 bp — Monthly	399
	CMBX NA BB.6 Index	BB/P	4,923	20,000	3,606	5/11/63	500 bp — Monthly	1,336
	CMBX NA BB.7 Index	BB/P	273	3,000	254	1/17/47	500 bp — Monthly	22
	CMBX NA BB.7 Index	BB/P	555	4,000	338	1/17/47	500 bp — Monthly	221
	CMBX NA BB.7 Index	BB/P	643	5,000	423	1/17/47	500 bp — Monthly	225
	CMBX NA BB.7 Index	BB/P	966	8,000	677	1/17/47	500 bp — Monthly	297
	CMBX NA BBB-.7 Index	BBB-/P	280	3,000	67	1/17/47	300 bp — Monthly	214
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(168)	152,000	198	5/11/63	200 bp — Monthly	(306)
	CMBX NA A.7 Index	A-/P	1,040	25,000	388	1/17/47	200 bp — Monthly	1,437
	CMBX NA A.7 Index	A-/P	943	24,000	372	1/17/47	200 bp — Monthly	1,324
	CMBX NA A.7 Index	A-/P	294	8,000	124	1/17/47	200 bp — Monthly	422
	CMBX NA BB.7 Index	BB/P	936	7,000	592	1/17/47	500 bp — Monthly	351
	CMBX NA BBB-.6 Index	BBB-/P	1,128	12,000	1,154	5/11/63	300 bp — Monthly	(20)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	607	12,000	16	5/11/63	200 bp — Monthly	597
	CMBX NA A.6 Index	A/P	301	13,000	17	5/11/63	200 bp — Monthly	289
	CMBX NA A.6 Index	A/P	781	15,000	20	5/11/63	200 bp — Monthly	767
	CMBX NA A.6 Index	A/P	759	15,000	20	5/11/63	200 bp — Monthly	746
	CMBX NA A.6 Index	A/P	1,248	19,000	25	5/11/63	200 bp — Monthly	1,230
	CMBX NA A.6 Index	A/P	1,133	22,000	29	5/11/63	200 bp — Monthly	1,113
	CMBX NA A.6 Index	A/P	1,186	24,000	31	5/11/63	200 bp — Monthly	1,164
	CMBX NA A.6 Index	A/P	1,988	31,000	40	5/11/63	200 bp — Monthly	1,960
	CMBX NA A.6 Index	A/P	1,083	35,000	46	5/11/63	200 bp — Monthly	1,051
	CMBX NA A.6 Index	A/P	1,820	58,000	75	5/11/63	200 bp — Monthly	1,767
	CMBX NA A.6 Index	A/P	3,736	62,000	81	5/11/63	200 bp — Monthly	3,680
	CMBX NA A.6 Index	A/P	3,257	64,000	83	5/11/63	200 bp — Monthly	3,199
	CMBX NA BBB-.6 Index	BBB-/P	109	1,000	96	5/11/63	300 bp — Monthly	13
	CMBX NA BBB-.6 Index	BBB-/P	317	4,000	385	5/11/63	300 bp — Monthly	(66)
	CMBX NA BBB-.6 Index	BBB-/P	613	9,000	866	5/11/63	300 bp — Monthly	(247)
	CMBX NA BBB-.6 Index	BBB-/P	1,056	9,000	866	5/11/63	300 bp — Monthly	196
	CMBX NA BBB-.6 Index	BBB-/P	1,266	15,000	1,443	5/11/63	300 bp — Monthly	(168)
	CMBX NA BBB-.6 Index	BBB-/P	1,941	23,000	2,213	5/11/63	300 bp — Monthly	(258)
	CMBX NA BBB-.6 Index	BBB-/P	4,261	35,000	3,367	5/11/63	300 bp — Monthly	915
	CMBX NA BBB-.6 Index	BBB-/P	5,939	79,000	7,600	5/11/63	300 bp — Monthly	(1,615)
	CMBX NA BBB-.6 Index	BBB-/P	8,253	88,000	8,466	5/11/63	300 bp — Monthly	(161)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	1,059	5,000	902	5/11/63	500 bp — Monthly	163
	CMBX NA BB.6 Index	BB/P	1,270	6,000	1,082	5/11/63	500 bp — Monthly	194
	CMBX NA A.6 Index	A/P	55	19,000	25	5/11/63	200 bp — Monthly	38
	CMBX NA A.6 Index	A/P	10,997	478,000	621	5/11/63	200 bp — Monthly	10,558
	CMBX NA BBB-.6 Index	BBB-/P	10,716	81,000	7,792	5/11/63	300 bp — Monthly	2,971
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	(1)	3,000	4	5/11/63	200 bp — Monthly	(4)
	CMBX NA BBB-.6 Index	BBB-/P	489	5,000	481	5/11/63	300 bp — Monthly	11
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	622	46,000	60	5/11/63	200 bp — Monthly	580
	CMBX NA BB.6 Index	BB/P	1,473	6,000	1,082	5/11/63	500 bp — Monthly	397
	CMBX NA BB.6 Index	BB/P	3,203	13,000	2,344	5/11/63	500 bp — Monthly	872

Upfront premium received			86,261		Unrealized appreciation			40,725

Upfront premium (paid)			(170)		Unrealized (depreciation)			(2,849)

	Total		$86,091				Total	$37,876
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 8/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(22)	$3,000	$47	1/17/47	(200 bp) — Monthly	$(70)
	CMBX NA BB.10 Index	(877)	8,000	684	11/17/59	(500 bp) — Monthly	(201)
	CMBX NA BB.10 Index	(417)	4,000	342	11/17/59	(500 bp) — Monthly	(79)
	CMBX NA BB.11 Index	(1,684)	13,000	1,226	11/18/54	(500 bp) — Monthly	(471)
	CMBX NA BB.9 Index	(6,193)	60,000	5,190	9/17/58	(500 bp) — Monthly	(1,062)
	CMBX NA BBB-.6 Index	(49,772)	450,000	43,290	5/11/63	(300 bp) — Monthly	(6,744)
	Credit Suisse International
	CMBX NA BB.10 Index	(1,070)	9,000	770	11/17/59	(500 bp) — Monthly	(310)
	CMBX NA BB.10 Index	(1,201)	9,000	770	11/17/59	(500 bp) — Monthly	(440)
	CMBX NA BB.10 Index	(622)	5,000	428	11/17/59	(500 bp) — Monthly	(199)
	CMBX NA BB.7 Index	(1,112)	63,000	11,359	5/11/63	(500 bp) — Monthly	10,184
	CMBX NA BB.9 Index	(2,907)	29,000	2,509	9/17/58	(500 bp) — Monthly	(427)
	CMBX NA BBB-.7 Index	(78)	1,000	22	1/17/47	(300 bp) — Monthly	(57)
	Goldman Sachs International
	CMBX NA BB.7 Index	(303)	2,000	169	1/17/47	(500 bp) — Monthly	(135)
	CMBX NA BB.7 Index	(6,904)	34,000	2,876	1/17/47	(500 bp) — Monthly	(4,060)
	CMBX NA BB.7 Index	(655)	4,000	338	1/17/47	(500 bp) — Monthly	(321)
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(1,138)	54,000	837	1/17/47	(200 bp) — Monthly	(1,996)
	CMBX NA BB.7 Index	(9,238)	73,000	6,176	1/17/47	(500 bp) — Monthly	(3,133)
	CMBX NA BBB-.7 Index	(38)	1,000	22	1/17/47	(300 bp) — Monthly	(16)
	Merrill Lynch International
	CMBX NA BB.10 Index	(422)	4,000	342	11/17/59	(500 bp) — Monthly	(83)
	CMBX NA BB.10 Index	(475)	4,000	342	11/17/59	(500 bp) — Monthly	(137)
	CMBX NA BB.9 Index	(1,433)	14,000	1,211	9/17/58	(500 bp) — Monthly	(236)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(420)	4,000	342	11/17/59	(500 bp) — Monthly	(81)
	CMBX NA BB.7 Index	(2,121)	11,000	931	1/17/47	(500 bp) — Monthly	(1,201)
	CMBX NA BB.7 Index	(1,211)	6,000	508	1/17/47	(500 bp) — Monthly	(709)
	CMBX NA BB.7 Index	(1,006)	5,000	423	1/17/47	(500 bp) — Monthly	(587)

Upfront premium received		—			Unrealized appreciation		10,184

Upfront premium (paid)		(91,319)			Unrealized (depreciation)		(22,755)

	Total	$(91,319)				Total	$(12,571)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 8/31/19 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	EM Series 31 Index	BBB-/P	$213,872	$6,100,000	$315,736	6/20/24	100 bp — Quarterly	$(89,819)
	NA IG Series 32 Index	BBB+/P	(17,062)	850,000	17,967	6/20/24	100 bp — Quarterly	2,492

	Total		$196,810					$(87,327)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 8/31/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized depreciation
	NA HY Series 32 Index	$154,337	$2,200,770	$147,575	6/20/24	(500 bp) — Quarterly	$(13,814)

	Total	$154,337					$(13,814)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	Key to holding's currency abbreviations
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2019 through August 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $88,012,372.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$80,100	$1,031,800	$303,650	$1,490	$808,250
	Putnam Short Term Investment Fund**	4,614,804	11,297,214	5,260,018	40,886	10,652,000

	Total Short-term investments	$4,694,904	$12,329,014	$5,563,668	$42,376	$11,460,250
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $808,250, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $791,630.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $475,666.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,083,553.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $18,083,644 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.4%
	United Kingdom	4.2
	Japan	2.1
	China	1.4
	Australia	1.3
	France	1.3
	Canada	1.1
	Switzerland	0.9
	Netherlands	0.8
	Germany	0.7
	Brazil	0.7
	Sweden	0.6
	South Korea	0.6
	Other	4.9

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the returns on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries and to generate additional income for the portfolio.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $69,130 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,035,636	$489,743	$—
Capital goods	2,486,511	247,134	—
Communication services	1,249,452	442,466	—
Conglomerates	—	45,323	—
Consumer cyclicals	4,301,121	528,167	—
Consumer staples	4,065,492	421,082	—
Energy	1,298,822	146,816	1,080
Financials	9,163,377	1,034,863	—
Health care	4,635,515	246,742	—
Technology	6,879,772	1,231,158	—
Transportation	535,373	242,147	—
Utilities and power	1,963,419	53,678	—

Total common stocks	37,614,490	5,129,319	1,080
Asset-backed securities	—	738,827	—
Commodity linked notes	—	2,979,414	—
Convertible bonds and notes	—	18,405	—
Convertible preferred stocks	—	52,127	2,200
Corporate bonds and notes	—	22,877,511	5
Foreign government and agency bonds and notes	—	595,676	—
Investment companies	153,761	—	—
Mortgage-backed securities	—	3,029,756	—
Preferred stocks	27,217	—	—
Purchased options outstanding	—	674,332	—
Senior loans	—	527,265	—
U.S. government and agency mortgage obligations	—	8,562,642	—
Warrants	—	271,269	—
Short-term investments	11,058,000	3,447,937	—

Totals by level	$48,853,468	$48,904,480	$3,285
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(111,624)	$—
Futures contracts	597,384	—	—
Written options outstanding	—	(45,519)	—
Interest rate swap contracts	—	1,253,662	—
Total return swap contracts	—	(1,586,141)	—
Credit default contracts	—	(421,755)	—

Totals by level	$597,384	$(911,377)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$90,000
Purchased currency option contracts (contract amount)	$1,800,000
Written equity option contracts (contract amount)	$37,000
Written currency option contracts (contract amount)	$2,700,000
Futures contracts (number of contracts)	300
Forward currency contracts (contract amount)	$49,100,000
Centrally cleared interest rate swap contracts (notional)	$40,600,000
OTC total return swap contracts (notional)	$35,100,000
Centrally cleared total return swap contracts (notional)	$26,200,000
OTC credit default contracts (notional)	$2,500,000
Centrally cleared credit default contracts (notional)	$8,500,000
Warrants (number of warrants)	95,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com